Subsequent events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent events
Subsequent events:

On March 3, 2016, EuroSite Power entered into a financing arrangement with a lender, pursuant to which EuroSite Power may offer to assign to the lender, and the lender may accept such assignment at its discretion, certain amounts which are payable or may become payable under selected service contracts EuroSite Power has with its customers. Under the arrangement, in exchange for the assignment of such amounts, the lender will advance to EuroSite Power a sum of monies which is determined as the aggregate of such amounts reduced by an offer specific discount rate, which varies dependent on the attendant risk. Amounts advanced are repaid as EuroSite Power’s customers make payment on amounts which become due and payable under service contracts. The Company has guaranteed payment under the arrangement.

On March 24, 2016, EuroSite Power entered into a second project financing arrangement with another lender, pursuant to which EuroSite Power may offer to assign to the lender and the lender may accept such assignment at its discretion, certain amounts which are payable or may become payable under selected service contracts EuroSite Power has with its customers. Under the arrangement, in exchange for the assignment of such amounts, the lender will advance to EuroSite Power a sum of monies which is determined as the aggregate of such amounts reduced by an offer specific discount rate, which varies dependent on the attendant risk. Amounts advanced are repaid as EuroSite Power’s customers make payment on amounts which become due and payable under service contracts. In connection with any borrowings, EuroSite Power is required to grant a security interest in any and all equipment associated with the relevant service contract.

On March 29, 2016, EuroSite Power entered into a Collaboration Agreement with TEDOM a.s. (or “TEDOM”). TEDOM is a Czech Republic cogeneration company that specializes in selling, manufacturing, installing and maintaining its cogeneration equipment in the European Union and other markets. The agreement provides TEDOM, its affiliates and dealers with a financial solution for customers that are not able to afford its products. In addition, it gives EuroSite the sole and exclusive right of first refusal to be the On-Site Utility provider for potential On-Site Utility customers of TEDOM, its affiliates and dealers in the EU-28 plus Turkey territories.

On May 4, 2016, the Company exchanged approximately 14.72 million of its shares in EuroSite Power, or 46% of its 48% ownership in its former European subsidiary, for elimination of a portion of the outstanding 6% convertible debentures due May 2018. This partial extinguishment of debt reduced the Company's convertible debt outstanding to $8.6 million, net of the associated discount.

On May 12, 2016, EuroSite Power completed a private placement with related parties of 12,608,696 shares of its common stock for aggregate proceeds of $7.25 million at $0.575 per share. The shares sold in this placement are subject to a registration rights agreement where the Company has agreed to use its best efforts to register the shares issued at the request of the holder. EuroSite used a portion of these proceeds to pay off its debt to its former Chairman, of $2,000,000, with the balance being retained to fund operations and growth.

On June 28, 2016, $2.1 million of Eurosite Power's $2.4 million of convertible debentures were converted into 3,909,260 shares of common stock of Eurosite Power at a price of $0.54 per share. Additionally, $11,000 of accrued interest was also converted at the same price. As the price used to convert the convertible debentures was less than the then contractual conversion price of $0.60 per share of common stock, the fair value of the incremental shares issued to the holders of the convertible debentures over and above the contractually required amount of $224,782 was expensed as debt conversion expense.

On September 30, 2016, the Company settled $6.7 million of its $10.1 million outstanding 6% convertible debentures due May 2018 by transferring ownership of 15.2 million shares it owned of EuroSite Power in exchange for the debt. A new note evidencing the remaining balance of the debt outstanding of $3,418,681 was issued, replacing the previous note. Interest on the debt was previously prepaid through maturity and the prepayment is reflected as a discount against the debt which is amortized to interest expense over the life of the debt.

On November 1, 2016, the Company's Board of Directors approved a definitive agreement whereby Tecogen Inc would acquire all of the outstanding shares of American DG in a stock-for-stock merger. Under the agreement, each share of American DG common stock will be exchanged for 0.092 shares of Tecogen common stock, valuing American DG at an approximately 27% premium to the Company's closing share price on that day. This agreement is subject to a vote of security holders of both companies. The transaction is expected to close in the first half of 2017.

The Company has evaluated subsequent events through the date of this filing and determined that no other subsequent events occurred that would require recognition in the consolidated financial statements or disclosure in the notes thereto.